Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
Schedule of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments of the Group as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2024	2025
	$’000	$’000
Financial assets:
Financial assets at FVTPL:
Wealth management product	7	—
Total	7	—
Other financial assets:
Financial assets included in prepayments, other receivables and other assets	1,464	566
Cash and cash equivalents	60,902	8,056
Short-term investments at amortized cost	—	15,730
Total	62,366	24,352
Financial liabilities:
Trade payables	10,146	12,638
Financial liabilities included in other payables and accruals	275	579
Lease liabilities	896	1,794
Interest-bearing bank borrowings	26,330	24,582
Total	37,647	39,593
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL	—	—
Total	—	—